Description of Organization and Business Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Description of Organization and Business Operations
Description of Organization and Business Operations

NOTE 1 — Description of Organization and Business Operations

Organization and Nature of Operations

ScanTech AI Systems Inc. (the “Company” or “ScanTech AI”), formerly known as ScanTech Identification Beam Systems, LLC (the “Legacy Company” or “ScanTech”), is incorporated in Delaware with headquarters in Buford, Georgia. The Company is developing and deploying security screening systems that protect travelers and other members of the public from criminals, terrorists and other bad actors. It has developed a proprietary Computed Tomography scanning system that uses fixed-gantry technology to detect explosives, weapons, narcotics and other contraband. Since inception, the Company’s operations have been focused primarily on research and development, product testing, sales and marketing, as well as raising capital to support its domestic and international certification efforts.

On September 5, 2023, Mars Acquisition Corp. (“Mars”) entered into a Business Combination Agreement (as amended on December 19, 2023, April 2, 2024, April 17, 2024, and September 30, 2024, “Business Combination Agreement”) with ScanTech AI Systems Inc., a Delaware corporation and a wholly owned subsidiary of Mars, Mars Merger Sub I Corp., a Cayman Islands exempted company and a wholly owned subsidiary of the Company (“Purchaser Merger Sub”), Mars Merger Sub II LLC, a Delaware limited liability company and a wholly owned subsidiary of the Company (“Company Merger Sub”), the Legacy Company, and Dolan Falconer in the capacity as the representative (the “Seller Representative”).

The Company, Purchaser Merger Sub and Company Merger Sub are newly formed entities that were formed for the sole purpose of entering into and consummating the transactions set forth in the Business Combination Agreement. The Company was a wholly-owned direct subsidiary of Mars and both Purchaser Merger Sub and Company Merger Sub are wholly-owned direct subsidiaries of the Company. Pursuant to the Business Combination Agreement, on January 2, 2025 (the “Effective Time”), each of the following transactions occurred in the following order: (a) Purchaser Merger Sub merged with and into Mars, with Mars continuing as the surviving entity (“Purchaser Merger”), and, in connection therewith, each ordinary share of Mars issued and outstanding immediately prior to the Effective Time will be cancelled in exchange for the right of the holder thereof to receive, with respect to each ordinary share that is not redeemed or converted at Closing, one share of common stock of the Company (“Common Stock”); upon the consummation of the Business Combination, Mars ceased to exist as a separate legal entity, and ScanTech AI became the publicly traded parent company.; (b) Company Merger Sub merged with and into ScanTech, with ScanTech continuing as the surviving entity (“Company Merger”, and together with the Purchaser Merger, the “Mergers”), and, in connection therewith, (i) ScanTech Units issued and outstanding immediately prior to the Effective Time were cancelled in exchange for the right of the holders thereof to receive shares of Common Stock as set forth in the Business Combination Agreement and (ii) any SIBS Convertible Securities were terminated; and (c) as a result of the Mergers, Mars and ScanTech each became wholly owned subsidiaries of the Company, and the Company became a publicly traded company, all upon the terms and subject to the conditions set forth in the Business Combination Agreement and in accordance with the provisions of applicable law.

Going Concern Consideration

As of March 31, 2025, the Company had $771,171 in cash, a significant working capital deficit of $38,290,825 and accumulated deficit of $187,165,447. For the three months ending March 31, 2025, net cash used in operating activities was $3,680,881. The Company’s business plan is dependent on several factors, including securing customer agreements, achieving the Transportation Safety Administration’s APSS 6.2 certification, and raising capital to fund operations, each of which may not occur. The Company is expected to continue to incur losses, and its ability to achieve and sustain profitability will depend on the achievement of sufficient revenues to support the Company’s cost structure. The Company may never achieve profitability and, unless and until it does, the Company will need to continue to raise additional capital.

We currently have very little cash resources and significantly greater current liabilities than current assets. The majority of our funding has been advances from Seaport Group SIBS LLC (“Seaport”). Should Seaport cease to make such advances prior to us obtaining other sources of financing sufficient to pay its expenses and current liabilities, we would be unable to continue in business.

Historically, we have financed operations primarily through cash generated from debt offerings and equity raises. Our primary short-term requirements for liquidity and capital are to fund general working capital and capital expenditures. Our principal long-term working capital use primarily includes research and development expenses, operational payroll and development of scanning for customers.

Our liquidity needs will be dependent on the performance of our business. We may be required to pursue additional financing sources or take other measures to improve our liquidity. As a result of the foregoing, management has determined that there is substantial doubt about the Company’s ability to continue as a going concern for at least one year from the date these financial statements are issued.

NOTE 1 — Description of Organization and Business Operations

Organization and Nature of Operations

ScanTech Identification Beam Systems, LLC (the “Company”), formed in 2011, is developing and deploying security screening systems that protect travelers and other members of the public from criminals, terrorists and other bad actors. It has developed a proprietary Computed Tomography scanning system that uses fixed-gantry technology to detect explosives, weapons, narcotics and other contraband.

Since inception, the Company’s operations have been focused primarily on research and development, product testing, sales and marketing, as well as raising capital to support its domestic and international certification efforts.

On September 8, 2023, the Company signed a definitive Business Combination Agreement with Mars Acquisition Corp.(“Mars”) (Nasdaq: MARX). On January 24, 2024, Mars asked Mars’ shareholders to approve an extension of time for Mars to consummate an initial business combination. The Business Combination was consummated on January 2, 2025 (“Closing”). As a result of the Closing of the Business Combination, Mars and ScanTech became wholly owned subsidiaries of ScanTech AI. On January 3, 2025, one business day after the Closing, the common stock of ScanTech AI (“Common Stock”) was listed on The Nasdaq Global Market under trading symbol “STAI”.

Going Concern Consideration

As of December 31, 2024, the Company had $22,317 in cash, a significant working capital deficit of $155,139,930 and accumulated deficit of $184,409,246. For the year ended December 31, 2024, the cash flow used in operating activities was $6,622,015. The Company’s business plan is dependent on several factors, including securing customer agreements, achieving the Transportation Safety Administration’s APSS 6.2 certification, of which are uncertain to occur, and raising capital to fund operations. On September 8, 2023, the Company signed a business combination agreement (“Merger Agreement”) with Mars, a special purpose acquisition company. The Company’s strategic plan includes its business combination with Mars to assist the Company in its efforts to raise capital and grow its business.

The Company expects to continue to incur significant expenditures in pursuit of its growth, merger and capital raising plans and there are no assurances that any of those plans will be successful.

As discussed in Note 11, most of our indebtedness is in default or matures in less than twelve months and is presented as short-term debt in the Balance Sheets.

We currently have almost no cash resources and significantly greater current liabilities than current assets. The majority of our funding has been advances from Seaport Group LLC Profit Sharing Plan (“Seaport”). Should Seaport cease to make such advances prior to us obtaining other sources of financing sufficient to pay its expenses and current liabilities, we would be unable to continue in business.

Historically, we have financed operations primarily through cash generated from debt offerings and equity raises. Our primary short-term requirements for liquidity and capital are to fund general working capital and capital expenditures. Our principal long-term working capital uses primarily include research and development expenses, operational payroll and development of security screening systems for customers.

Our liquidity needs will be dependent both on the performance of our business and on the amount of proceeds we realize through the Business Combination. If we do not realize sufficient proceeds from the Business Combination to carry out our business plan or if our business does not perform as we expect, we may be required to pursue additional financing sources or take other measures to improve our liquidity. See “Risk Factors — ScanTech may require substantial additional funding to finance our operations, but adequate additional financing may not be available when we need it, on acceptable terms or at all.”

As a result of the foregoing, Management has determined that there is substantial doubt about the Company’s ability to continue as a going concern for at least one year from the date the financial statements are available for issuance.